Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 284,760	$ 220,793
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use assets	1,422,155	1,455,762
Depreciation	402,784	351,395
Property and equipment written down	5,434
Interest income from long term debt investment	(171,616)
Interest income from loan to a third-party	(21,452)
Changes in operating assets and liabilities:
Accounts receivable	(772,933)	(936,744)
Inventories	88,841	(53,880)
Prepaid expenses and other current assets	73,944	(552,985)
Long term security deposits	(17,375)	27,458
Long term prepaid expenses	21,534	1,472
Accounts payable	216,032	(97,463)
Taxes payable	(109,830)	55,142
Deferred revenue	522,418	1,078,976
Other current liabilities	35,633	(556,361)
Operating lease liabilities	(1,370,175)	(1,353,511)
Net cash provided by (used in) operating activities	610,154	(359,946)
Cash flows from investing activities:
Purchase of property and equipment	(152,022)	(566,439)
Payment made for long term debt investment	(6,000,000)
Advance of loans to third parties	(3,900,000)
Prepayment for the software, equipment and product development	(1,200,000)
Net cash used in investing activities	(11,252,022)	(566,439)
Cash flows from financing activities:
Gross proceeds from initial public offerings	13,560,000
Direct costs disbursed from initial public offerings proceeds	(1,529,631)
Repayments of short-term bank loans		(1,530,987)
Payments made to a related party	(1,612,215)	(665,824)
Payments made for deferred offering costs	(312,125)
Prepayment for the related service after listing	(450,000)
Net cash provided by (used in) financing activities	9,656,029	(2,196,811)
Effect of exchange rate fluctuation on cash and cash equivalents	(457,647)	(380,232)
Net decrease in cash and cash equivalents	(1,443,486)	(3,503,428)
Cash and cash equivalents, beginning of period	2,915,470	3,896,812
Cash and cash equivalents, end of period	1,471,984	393,384
Supplemental cash flow information
Cash paid for income taxes	9,436	1,833
Cash paid for interest	8,364	38,715
Non-cash operating, investing and financing activities
Payable for purchase of property and equipment		169,777
Right of use assets obtained in exchange for operating lease liabilities	1,103,383	4,902,529
Deferred IPO cost offset with additional paid-in capital	$ 1,059,521